Inventory, Net - Schedule of Inventory, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Inventory, Net - Schedule of Inventory, Net (Details) [Line Items]
Inventory	$ 15,800,000
Copper [Member]
Inventory, Net - Schedule of Inventory, Net (Details) [Line Items]
Inventory	$ 15,800,000